Income Taxes (Details) - Schedule of unrecognized tax benefit ¥ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2021 USD ($)
Schedule of unrecognized tax benefit [Abstract]
Balance at September 1			¥ 25,183
Increase			5,542
Decrease			(4,854)
Balance at August 31			¥ 25,871